Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined	Our clawback policy provides that, in the event that we are required to restate our financial statements due to material noncompliance with any financial reporting requirement under securities laws, we are required to recoup (subject to certain limited exceptions) any cash or equity incentive compensation received by any current or former executive officer in the three years prior to the date we are required to restate our financial statements that is in excess of the amount that would have been received based on the restated financial statements. In addition, under our clawback policy, in the event that we are required to restate our financial statements due to material noncompliance with any financial reporting requirement under securities laws, we must use reasonable efforts to recover (i) any cash or equity incentive compensation received by any other current or former employee of the Company in the three years prior to the date we are required to restate our financial statements that is in excess of the amount that would have been received based on the restated financial statements if we determine that the employee committed certain acts or omissions that materially contributed to the circumstances requiring the restatement and (ii) up to 100% of the cash and equity incentive compensation received by any current or former employee in the three years prior to the date we are required to restate our financial statements if we determine that the employee committed certain acts or omissions that materially contributed to the circumstances requiring the restatement.